INCOME TAXES - Summary of Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Gross unrecognized tax benefits at the beginning of the year	$ 7	$ 8	$ 2
Additions for tax positions taken in a prior period (including acquired uncertain tax positions)	3	0	7
Reductions for tax positions taken in a prior period (including acquired uncertain tax positions)	(1)	(1)	0
Additions for tax positions taken in the current period	0	1	1
Reductions for tax positions due to lapse in statute of limitations	0	(1)	0
Foreign currency translation adjustments	0	0	(2)
Gross unrecognized tax benefits as of the end of the year	$ 9	$ 7	$ 8